COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.     COMMITMENTS AND CONTINGENCIES

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.